BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Consolidation [Policy Text Block]

a.   Consolidation

The consolidated financial statements include those of the Company, its subsidiaries, joint ventures and structured entities that it controls, using uniform accounting policies. Control exists when the Company has (i) power over the investee, (ii) exposure, or rights, to variable returns from its involvement with the investee, and (iii) the ability to use its power to affect its returns.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company's equity.

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Translation of foreign currencies [Policy Text Block]

b.    Translation of foreign currencies

Functional currency

Items included in the financial statements of the Company and each of the Company's subsidiaries and equity accounted investees are measured using the currency of the primary economic environment in which the entity operates (the functional currency) as follows:

Platinum Group Metals Ltd.	Canadian Dollars
Lion Battery Technologies Inc.	United States Dollars
Platinum Group Metals (RSA) (Pty) Ltd.	South African Rand
Mnombo Wethu Consultants (Pty) Limited	South African Rand
Waterberg JV Resources (Pty) Ltd	South African Rand

Presentation Currency

The Company's presentation currency is the United States Dollar ("USD")

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD
Year-end rate:	R14.5241(2020 R16.8916)
Year average rate:	R15.0043 (2020 R16.0676)

CAD/USD
Year-end rate:	C$1.2617 (2020 C$1.3042)
Year average rate:	C$1.2688 (2020 C$1.3458)

Transactions and balances

Foreign currency transactions are translated into the relevant entity's functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Subsidiaries

The results and financial position of subsidiaries that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  Assets and liabilities are translated at the closing rate at the reporting date;
  Income and expenses are translated at average exchange rates for the period; and
  All resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

Joint Arrangements [Policy Text Block]

c.   Joint Arrangements

The Company treats its investment in Lion Battery Technologies Inc. as a joint venture.  A joint venture is a joint arrangement whereby the parties that have joint control have rights to the net assets.  Joint ventures are accounted for using the equity method of accounting.

Change in ownership interests [Policy Text Block]

d.   Change in ownership interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners.  A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interest in the subsidiary.  Any difference between the amount of the adjustment to non-controlling interests and any consideration received is recognized in a separate line in retained earnings.

Mineral Properties and Exploration Assets [Policy Text Block]

e.   Mineral Properties and Exploration Assets

Exploration activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource.

Exploration and evaluation activity includes:

- acquiring the rights to explore;

- researching and analyzing historical exploration data;

- gathering exploration data through topographical, geochemical and geophysical studies;

- exploratory drilling, trenching and sampling;

- determining and examining the volume and grade of the resource;

- surveying transportation and infrastructure requirements; and

- compiling pre-feasibility and feasibility studies.

Exploration and evaluation expenditures on identifiable properties are capitalized. Exploration and evaluation assets are shown separately until technical feasibility and commercial viability is achieved at which point the relevant asset is transferred to development assets under property, plant and equipment. Capitalized costs are all considered to be tangible assets as they form part of the underlying mineral property.

Capitalized exploration and evaluation assets are reviewed for impairment when facts or circumstances suggest an asset's carrying amount may exceed its recoverable amount and when the exploration and evaluation assets are transferred to development assets. If impairment is considered to exist, the related asset is written down to the greater of its value in use and its fair value less costs to sell.

Property, plant and equipment [Policy Text Block]

h.          Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment.

Once a mining project has been established as technically feasible and commercially viable, expenditure other than on land, buildings, plant and equipment is capitalised as part of "development assets" together with any related amount transferred from "exploration and evaluation assets". Capitalization of costs incurred ceases when the property is capable of operating at levels intended by management.

Subsequent costs are included in the asset's carrying amount only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All repairs and maintenance are expensed to profit or loss during the financial period in which they are incurred.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal, retirement or scrapping of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Property plant and equipment are recorded at cost and are depreciated on a straight-line basis over the following periods:

Vehicles	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years

Impairment [Policy Text Block]

i.          Impairment

Tangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company conducts internal reviews of asset values which are used to assess for any indications of impairment. External factors such as changes in expected future prices, costs and other market factors including market capitalization are also monitored to assess for indications of impairment.

If any such indication exists an estimate of the recoverable amount is undertaken, being the higher of an asset's fair value less costs to sell and its value in use. If the asset's carrying amount exceeds its recoverable amount, then an impairment loss is recognized.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the use of the asset, including any expansion prospects.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

Tangible assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not taken place.

Asset retirement obligations [Policy Text Block]

j.          Asset retirement obligations

Provisions for asset retirement obligations are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related disturbance occurs.  The provision is discontinued using a risk-free pre-tax rate, and the unwinding of the discount is included in finance costs.  At the time of establishing the provision, a corresponding asset is capitalized and is depreciated over the future life of the asset to which it relates.  The provision is adjusted on an annual basis for changes in cost estimates, discount rates and inflation.

Trade payables [Policy Text Block]

k.Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.  Accounts payable are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.

Convertible Notes [Policy Text Block]

l.Convertible Notes

At inception the debt component of the convertible notes is deemed to be the residual value of the net proceeds after the fair value of the embedded derivatives are separated.  The debt component is then measured at amortized cost using the effective interest method.  The embedded derivatives are revalued at each reporting period with the change in fair value being recorded in profit or loss in each reporting period.

Share Capital [Policy Text Block]

m.Share Capital

Common shares are classified as equity.  Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effect.

Share-based payment transactions [Policy Text Block]

n. Share-based payment transactions

Stock options

Stock options are settled in equity.  The fair values for stock-based awards have been estimated using the Black-Scholes model and recorded as compensation cost over the period of vesting.  The compensation cost related to stock options granted is expensed or capitalized to mineral properties, as applicable.  Cash received on exercise of stock options is credited to share capital and the related amount previously recognized in contributed surplus is reclassified to share capital.

Restricted share units

Restricted share units ("RSU") represent an entitlement to one common share of the Corporation, upon vesting. RSUs provide the option of being settled in cash upon election by the Board of Directors. The fair value of RSUs granted is recognized as an expense over the vesting period and is measured at the time of grant.

Deferred share units

Deferred share units ("DSU's") are measured at fair value on grant date based on the market price of the Company's shares on the grant date.  DSU's are settled in cash based on the market price of the Company's shares on the entitlement date (which is when the respective director ceases to be a director of the Company).  The expense for DSU's is recognized over the vesting period and the DSU's are classified as a liability.  DSU liabilities are adjusted at each financial position reporting date for changes in fair value. Fully vested DSU's are revalued based on the market price of the Company's shares on the final day of the respective reporting period with changes in fair value being recognized in share-based compensation expenses.

Income taxes [Policy Text Block]

o. Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

Current tax expense is based on taxable profit for the year. Taxable profit differs from 'profit before tax' as reported in the consolidated statement of loss and other comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company's current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences.  Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such deferred tax assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Loss per common share [Policy Text Block]

p. Loss per common share

Basic loss per common share is calculated using the weighted average number of common shares outstanding.  The Company uses the treasury stock method for the calculation of diluted earnings per share.  Diluted per share amounts reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to common shares. In periods when a loss is incurred, the effect of the potential issuances of shares is anti-dilutive, and accordingly basic and diluted loss per share are the same.

Financial instruments (prior to September 1, 2018)

q. Financial instruments (prior to September 1, 2018)

In fiscal 2018, the carrying value of marketable securities was based on the quoted market prices of the shares as at August 31, 2018 and was therefore considered to be Level 1 as the Company anticipated disposing of these shares within the following fiscal year.

(i) Financial assets and liabilities

Loans and receivables – Loans and receivables comprised of cash and cash equivalents, amounts receivable and performance bonds. Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They were classified as current assets or non-current assets based on their maturity date. Loans and receivables were initially recognized at fair value and subsequently carried at amortized cost less any impairment.

Financial liabilities were classified as either financial liabilities or at fair value through profit or loss.

Financial liabilities - Other financial liabilities were initially measured at fair value, net of transaction costs and were subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.  The Company had classified accounts payable, accrued liabilities and the debt portion of the convertible notes as other financial liabilities.

Fair value through profit or loss - The Company had classified the convertible note derivative as fair value through profit or loss and adjusted the fair value each quarter.

(ii) Impairment of financial assets

The Company assessed at each reporting date whether there is objective evidence that a financial asset or a group of financial assets was impaired. Impairment losses on financial assets carried at amortized cost were reversed in subsequent periods if the amount of the loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized.

Financial instruments (since September 1, 2018) [Policy Text Block]

r.          Financial instruments (since September 1, 2018)

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss, at fair value through other comprehensive income (loss), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and the debt's contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.  Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

Derecognition of Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

Accounting Standards Adopted [Policy Text Block]

s. Accounting Standards Adopted

Recently Issued Accounting Pronouncements

The IASB has made amendments to IAS 1, Presentation of Financial Statements ("IAS 1") which use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.  In particular, the amendments clarify that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity .  Materiality depends on the nature or magnitude of information, or both. An entity assesses whether information, either individually or in combination with other information, is material in the context of its financial statements taken as a whole.  The Company adopted IAS 1 on September 1, 2020, which did not have a significant impact on the consolidated financial statement disclosures.

Accounting standards issued but not yet effective

Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company's financial statements.